Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				$ 333,654		$ 333,654		$ 333,654		$ 333,654
Accumulated impairments				(114,123)		(104,023)		(100,675)		(84,084)
Accumulated divestiture related write-offs				(85,872)		(67,451)		(67,451)		(57,162)
Goodwill				133,659		162,180		165,528		192,408
Additions
Impairments		(10,100)	(3,300)	(10,100)	[1],[2]	(3,348)	[1],[2]	(16,591)	[1],[2]
Divestitures	16,400			(18,421)	[2]			(10,289)	[2]
Net change in goodwill				(28,521)		(3,348)		(26,880)
Non-Strategic [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				199,995		199,995		199,995		199,995
Accumulated impairments				(114,123)		(104,023)		(100,675)		(84,084)
Accumulated divestiture related write-offs				(85,872)		(67,451)		(67,451)		(57,162)
Goodwill						28,521		31,869		58,749
Additions
Impairments				(10,100)		(3,348)		(16,591)
Divestitures				(18,421)				(10,289)
Net change in goodwill				(28,521)		(3,348)		(26,880)
Regional Banking [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				36,238		36,238		36,238		36,238
Accumulated impairments
Accumulated divestiture related write-offs
Goodwill				36,238		36,238		36,238		36,238
Additions
Impairments
Divestitures
Net change in goodwill
Capital Markets [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill				97,421		97,421		97,421		97,421
Accumulated impairments
Accumulated divestiture related write-offs
Goodwill				97,421		97,421		97,421		97,421
Additions
Impairments
Divestitures
Net change in goodwill

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.